Salaries and Related Charges - Summary of Salaries and Related Charges (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term employee benefits expense [abstract]
Provisions on salaries	R$ 181,755	R$ 136,938
Profit sharing, bonus and premium	205,273	132,390
Social charges	70,785	52,739
Others	3,093	8,036
Salaries and related charges	R$ 460,906	R$ 330,103